Property and Equipment - Schedule of property and equipment net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 430,914	$ 362,343
Accumulated Depreciation	(243,283)	(184,351)
Property, Plant and Equipment, Net, Total	187,631	177,992
Write-off of assets net value	700	2,200
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	3,583	3,569
Accumulated Depreciation	(2,507)	(2,072)
Property, Plant and Equipment, Net, Total	1,076	1,497
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	5,719	5,499
Accumulated Depreciation	(3,810)	(3,109)
Property, Plant and Equipment, Net, Total	1,909	2,390
Assets under finance lease
Property, Plant and Equipment [Line Items]
Property and Equipment	400	300
Accumulated Depreciation	(200)	(100)
Computer hardware
Property, Plant and Equipment [Line Items]
Property and Equipment	45,865	36,979
Accumulated Depreciation	(29,115)	(23,174)
Property, Plant and Equipment, Net, Total	16,750	13,805
Computer software
Property, Plant and Equipment [Line Items]
Property and Equipment	33,903	32,905
Accumulated Depreciation	(27,796)	(23,055)
Property, Plant and Equipment, Net, Total	6,107	9,850
Capitalized software development
Property, Plant and Equipment [Line Items]
Property and Equipment	341,844	283,391
Accumulated Depreciation	(180,055)	(132,941)
Property, Plant and Equipment, Net, Total	$ 161,789	$ 150,450